CONCENTRATIONS OF RISK (Schedule of Purchases by Major Vendors) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Purchases	$ 34,928,052	$ 30,741,027	$ 30,636,818
Purchases [Member]
Concentration Risk [Line Items]
Purchases	$ 22,953,311	$ 12,371,736	$ 13,334,423
Risk percentage	49.00%	76.00%	67.00%
Major Vendor A [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases	$ 8,508,692	$ 4,543,035	$ 5,073,101
Risk percentage	18.00%	28.00%	26.00%
Major Vendor B [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases	$ 7,281,524	$ 4,134,982	$ 5,055,048
Risk percentage	16.00%	25.00%	25.00%
Major Vendor C [Member] | Purchases [Member]
Concentration Risk [Line Items]
Purchases	$ 7,163,095	$ 3,693,719	$ 3,206,274
Risk percentage	15.00%	23.00%	16.00%